Significant Accounting Policies (Details) - Schedule of weighted average assumptions used in valuation of stock option	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of weighted average assumptions used in valuation of stock option [Abstract]
Risk-free interest	0.51%	1.52%	2.73%
Dividend yields	0.00%	0.00%	0.00%
Volatility	45.00%	55.00%	55.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months
Forfeiture rate	0.00%	0.00%	0.00%